CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023		Jun. 30, 2023	[1]	Mar. 31, 2023	[1]	Jan. 01, 2023	Dec. 31, 2022	Jan. 01, 2022
Current assets
Cash	$ 409,250			$ 120,010								$ 405
Accounts receivables, net	698,016			692,351							$ 835,173	835,173	$ 863,749
Prepaid expenses - current	327,079			113,726								104,638
Right of use asset - current				12,690								80,561
Restricted investments	1,320,425			1,282,838								1,446,400
Total Current Assets	2,754,770			2,221,615								2,467,177
Oil and natural gas properties, net (full cost)	466,402			941,691								1,127,338
Property, plant and equipment, net	3,802,489			3,610,728	$ 3,610,728							39,835
Prepaid expenses - noncurrent	420,000
Deferred tax asset	1,657,332			608,500
Total Assets	9,100,993			7,382,534								4,843,836
Current liabilities
Accounts payable	1,746,252			1,472,961								1,547,146
Accrued liabilities	471,330			259,131								388,765
Notes payable - current	3,704,607			469,968								550,075
Lease liabilities - current				12,690								80,561
Total Current Liabilities	7,688,278			3,145,922								3,132,180
Asset retirement obligation	1,722,926			1,654,968								5,485,915
Notes payable - noncurrent	2,175,191			2,053,013
TOTAL LIABILITIES	11,586,395			6,853,903								8,630,785
Commitments and Contingencies (Note 14)
Stockholders' Deficit
Preferred stock, 10,000,000 shares authorized: Series X Preferred stock, $0.001 par value, 5,000 shares issued and outstanding at September 30, 2024 and December 31, 2023	1			1
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,336,500 shares issued and outstanding (excluding 1,582,797 shares subject to possible redemption) as of September 30, 2024 and December 31, 2023, respectively	6,209			6,206
Additional paid-in capital	524,276			512,279
Accumulated deficit	(3,015,888)			10,145
Total Stockholders' Deficit	(2,485,402)	$ (1,408,160)	$ (318,401)	528,631	$ 1,032,654	[1]	$ (2,895,675)		$ (2,855,566)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	9,100,993			7,382,534								4,843,836
Related party
Current liabilities
Due to related party	1,692,951			886,113								403,316
Nonrelated party
Current liabilities
Due to related party	$ 73,138			$ 45,059								$ 162,317

[1]	The issuance of preferred shares is not included in the amounts reflected in Balance, March 31, 2023, Balance, June 30, 2023, and Balance, September 30, 2023.